Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Expenses and Other Information Related to Operating Leases

The Company’s lease expenses were as follows:

	Year ended December 31,
	2024	2023	2022
Lease expense	$198,625	$45,891	$47,425

Other information related to operating leases as follows:

	December 31,
	2024	2023	2022
Weighted-average remaining lease term — operating leases (years)	2.2	0.166	1.166
Weighted-average discount rate — operating leases (%)	11.54	6.00	6.00

Schedule of Undiscounted Maturities of Operating Lease Payments

Undiscounted maturities of operating lease payments are summarized as follows:

December 31, 2024
2025	$211,193
2026	$211,193
2027	$43,998
Total undiscounted cash flows	$466,384
Less: imputed interest	$46,904
Operating lease liabilities	$419,480